EXHIBIT 99.3

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-2
Start - End Dates:	1/2018 - 2/2018
Deal Loan Count:	222

Loan Level Tape Compare Upload

Loans in Report	26

Loan Number	Field Name	Tape Data	Reviewer Data
495212692	Combined LTV	47.92	47.97
495212422	Qualifying DTI	31.3900	34.8100
495210215	Property Type	SFR-Attached	Attached PUD
495198270	Loan Purpose	Home Improvement	Cashout Refi
495198026	Property Type	(No Data)	Low Rise Condo (1-4)
495185766	Original Appraised Value	925,000	995,000
495185766	Qualifying DTI	29.2200	26.3600
495183398	Loan Purpose	Home Improvement	Cashout Refi
495179143	Original Appraised Value	1,150,000	1,180,000
495179061	Original Appraised Value	1,680,000	1,700,000
495178142	Original Appraised Value	1,307,500	1,350,000
495177123	Original Appraised Value	775,000	785,000
495176973	Original Appraised Value	1,578,325	1,600,000
495171699	Borrower 1 Self Employed Flag	Yes	No
495170297	Qualifying DTI	28.3100	25.6400
495165943	Loan Purpose	Home Improvement	Cashout Refi
495165321	Loan Purpose	Home Improvement	Cashout Refi
495164562	Qualifying DTI	33.0800	38.1300
495163369	Loan Purpose	Cashout Refi	Rate and Term Refi
495159781	Qualifying DTI	38.9900	48.0100
495157666	Combined LTV	79.97	80.00
495155602	Qualifying DTI	38.0000	45.1700
495152716	Property Type	SFR-Attached	Attached PUD
495152681	Combined LTV	84.95	89.92
495150593	Borrower 1 Self Employed Flag	No	Yes
495150044	Property Type	SFR-Attached	Attached PUD
495145330	Qualifying DTI	41.3159	37.7000

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